Inventories (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Inventory [Line Items]
Raw materials	$ 45,682	276,542	187,392
Work-in-progress	11,373	68,851	26,800
Finished goods	67,215	406,898	624,535
Inventories - net	$ 124,270	752,291	838,727